DFA Investment Dimensions Group, Inc.
Dimensional Investment Group Inc.
Dimensional ETF Trust

SUPPLEMENT TO THE CURRENTLY EFFECTIVE
STATEMENTS OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statements of Additional Information (“SAIs”) dated February 28, 2021 (April 13, 2021 for the DFA Global Core Plus Real Return Portfolio; September 28, 2021 for the Emerging Markets ex China Core Equity Portfolio; and September 20, 2021 for the Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Inflation-Protected Securities ETF, and Dimensional National Municipal Bond ETF), as supplemented, of each series of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., and Dimensional ETF Trust (each, a “Fund” and collectively, the “Funds”) to incorporate changes to the Board of Directors or Board of Trustees of each Fund.

On December 29, 2021, the Funds held a Special Joint Meeting of Shareholders (the “Meeting”) for the purpose of electing the members of the Board of Directors or the Board of Trustees of the Funds (hereinafter referred to as “Directors”).  The shareholders of each Fund approved the proposal presented for such Fund at the Meeting.    Capitalized terms not otherwise defined in this supplement have the meanings assigned to them in the SAIs.

At the Meeting, shareholders of each Fund elected Reena Aggarwal, David P. Butler, George M. Constantinides, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner to serve as Directors of each Fund.  Accordingly, the SAIs are revised as follows:

I.	Reena Aggarwal, Francis A. Longstaff, and Heather E. Tookes are added as disinterested Directors of each Fund. David P. Butler and Gerard K. O’Reilly are added as interested Directors of each Fund.

A.	The following information is added to the table under the heading “Disinterested Directors” or “Disinterested Trustees” in the SAIs:
Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director or Trustee	Since December 2021
Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 1986); Director, Georgetown Center for Financial Markets and Policy (since 2010); and formerly, Vice Provost of Faculty (2016-2020), Georgetown University.
136 portfolios in 5 investment companies
Director, New York Life Investment Management IndexIQ (since 2008) (22 funds); Director, Cohen & Steers (asset management firm) (since 2017); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011-2017); Director, Nuveen Churchill Direct lending (private business development company) (since 2019); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director or Trustee	Since December 2021
Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).
				136 portfolios in 5 investment companies	None
Heather E. Tookes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1974	Director or Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	136 portfolios in 5 investment companies	Director, KCG Holdings (trading company) (January-July 2017); Director, Payoneer Inc. (digital payments) (since 2021); and Director, Ariel Investments LLC (since 2017).

B.
The information regarding Messrs. Butler and O’Reilly in the table under the heading “Officers” in the SAIs is deleted, and the following information regarding Messrs. Butler and O’Reilly is added to the table under the heading “Interested Director” or “Interested Trustee” in the SAIs:

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director or Trustee Co-Chief Executive Officer	Director or Trustee since December 2021 Co-Chief Executive Officer since 2017
Co-Chief Executive Officer of all the DFA Entities (since 2017), and ETF Trust (since 2020); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; and Head of Global Financial Advisor Services (since 2007) for Dimensional Fund Advisors LP. Formerly, Vice President (2007 – 2017) of all the DFA Entities.

				136 portfolios in 5 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director or Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director or Trustee since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017
Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017), Dimensional Fund Advisors Canada ULC (since 2017), and ETF Trust (since 2020); Director, Chief Investment Officer and Vice President (since 2017) of DFA Australia Limited; Chief Investment Officer (since 2017) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), and Dimensional Ireland Limited (since 2019). Formerly, Co-Chief Investment Officer of Dimensional Japan Ltd. (2016 – 2017), DFA Australia Limited (2014 – 2017); Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC; Formerly, Director (2017-2018) of Dimensional Fund Advisors Pte. Ltd.
				136 portfolios in 5 investment companies	None

C.	The following is added to the table in the SAIs relating to each Director’s ownership of shares of the Portfolios described in the SAIs:

Information relating to the following Directors’ or Trustees’ ownership (including the ownership of his or her immediate family) in each Portfolio in the Funds and in all registered investment companies in the DFA Fund Complex as of June 30, 2021 is set forth in the chart below.
Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors/Trustees:
Reena Aggarwal	None	None
Francis A. Longstaff	None	None
Heather E. Tookes	None	None
Interested Directors/Trustees:

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
David P. Butler
DFAIDG
Emerging Markets Core Equity Portfolio – $50,001 - $100,000
Emerging Markets Portfolio – Under $10,000
International Core Equity Portfolio – Over $100,000
International High Relative Profitability Portfolio – $50,001 - $100,000
International Small Cap Value Portfolio – Under $10,000
One Year Fixed Income Portfolio – Over $100,000
Short Term Extended Quality Portfolio – Over $100,000
Short Term Municipal Bond Portfolio – Over $100,000
Two Year Global Fixed Income Portfolio – Over $100,000
U.S. Core Equity 2 Portfolio – Over $100,000
U.S. High Relative Profitability Portfolio – Over $100,000
U.S. Micro Cap Portfolio – Under $10,000
U.S. Small Cap Value Portfolio – Under $10,000
U.S. Large Cap Value Portfolio – Under $10,000
Short Term Municipal Bond Portfolio – Over $100,000
International Small Cap Value Portfolio – Under $10,000
DIG
Global Allocation 25/75 Portfolio – Over $100,000
Global Equity Portfolio – Over $100,000
International Value III Portfolio – Under $10,000
U.S. Large Company Portfolio – Under $10,000
ETF Trust
U.S. Core Equity 2 ETF – Over $100,000
U.S. Targeted Value ETF – Under $10,000
Over $100,000
Gerard K. O’Reilly
DFAIDG
Dimensional 2065 Target Date Portfolio† – Over $100,000
One Year Fixed Income Portfolio – Over $100,000
Short Term Extended Quality Portfolio – Over $100,000
Short Term Municipal Bond Portfolio – Over $100,000
Two Year Global Fixed Income Portfolio – Over $100,000
DIG
Global Equity Portfolio – Over $100,000
ETF Trust
None
Over $100,000

†	Denotes that the Director’s or Trustee’s holding exceeds 1% of a class of outstanding stock of the Portfolio.

II.
Roger G. Ibbotson and Myron S. Scholes have retired as disinterested Directors of each Fund.  Therefore, all references to Messrs. Ibbotson and Scholes are deleted from the SAIs.   Additionally, David G. Booth has retired as interested Director of each Fund.  He continues to serve as Chairman Emeritus of each Fund. Therefore, Mr. Booth’s title in the table under the heading “Interested Director” or “Interested Trustee” in the SAIs is updated to “Chairman Emeritus” and references to Mr. Booth throughout the SAIs are revised accordingly.

III.
Gerard K. O’Reilly serves as Chairman of the Board of each Fund.  The disinterested Directors have designated Douglas W. Diamond as the lead disinterested Director of each Fund.  Therefore, all references are updated accordingly.

IV.
The Audit Committee is comprised of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith, and Ingrid M. Werner.  The Nominating Committee is comprised of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.  The Investment Strategy

Committee is comprised of Douglas W. Diamond, Darrell Duffie, Gerard K. O’Reilly, and Heather E. Tookes.  Therefore, the descriptions of the membership of such Committees under the heading “Directors and Officers - Directors” or “Trustees and Officers - Trustees” is updated accordingly.

The date of this Supplement is December 30, 2021

SUPP123021